Equity	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

NOTE 14 - EQUITY

Ordinary Shares

As of June 30, 2026, 2025, 2024 and 2023, the Company had 3,200,210 ordinary shares, 4,003,859 (160,154 retrospectively adjusted for effect of reverse stock splits on September 24, 2024, May 30, 2025 and March 30, 2026) ordinary shares, 20,443,634 (1,635 retrospectively adjusted for effect of reverse stock splits on September 24, 2024, May 30, 2025 and March 30, 2026) ordinary shares, and 27,248,959 (44 retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026) ordinary shares issued and outstanding, respectively. Details of the movements in the Company’s ordinary shares during the three years ended June 30, 2026 are set forth below.

Securities purchase agreements

On July 21, 2023, the Company entered into a securities purchase agreement with certain purchasers, pursuant which the Company will sell to the purchasers in a registered direct offering, an aggregate of 107,317,074 ordinary shares (172 ordinary shares retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026) for aggregate gross proceeds of $12,000,000, before deducting offering expenses. On July 25, 2023, the Company closed the registered direct offering.

On January 11, 2024, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company agreed to sell to the purchasers in a private placement 20,000,000 ordinary shares (320 ordinary shares retrospectively adjusted for effect of reverse stock splits on February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026) for an aggregate price of $13,600,000.

On March 21, 2024, the Company entered into a securities purchase agreement with certain purchasers. Pursuant to the purchase agreement, the Company will sell to the purchasers in a registered direct offering, an aggregate of 10,000,000 ordinary shares (800 ordinary shares retrospectively adjusted for effect of reverse stock splits on September 24, 2024, May 30, 2025 and March 30, 2026) for aggregate gross proceeds to the Company of $12,000,000, before deducting offering expenses.

On July 5, 2024, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company will sell to the purchasers in a registered direct offering, an aggregate of 65,000,000 ordinary shares (5,200 ordinary shares retrospectively adjusted for effect of reverse stock splits on September 24, 2024, May 30, 2025 and March 30, 2026), for aggregate gross proceeds to the Company of $65,000,000, before deducting offering expenses. The offering was closed in July 2024.

On March 10, 2025, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company agreed to sell to the purchasers in a private placement 75,000,000 ordinary shares (60,000 ordinary shares retrospectively adjusted for effect of reverse stock splits on May 30, 2025 and March 30, 2026), for an aggregate price of $15,000,000, before deducting offering expenses. The offering was closed in March 2025.

On March 20, 2025, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company will sell to the purchasers in a registered direct offering, an aggregate of 100,000,000 ordinary shares of the Company (80,000 ordinary shares retrospectively adjusted for effect of reverse stock splits on May 30, 2025 and March 30, 2026), for aggregate gross proceeds of $30,000,000, before deducting offering expenses. The offering was closed in March 2025.

On August 8, 2025, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company agreed to sell to the purchasers in a registered direct offering, an aggregate of 16,000,000 ordinary shares (640,000 ordinary shares retrospectively adjusted for effect of reverse stock split on March 30, 2026) for aggregate gross proceeds of $17,600,000, before deducting offering expenses. The offering was closed on August 12, 2025.

On November 7, 2025, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company agreed to sell to the purchasers in a registered direct offering, an aggregate of 30,000,000 ordinary shares (1,200,000 ordinary shares retrospectively adjusted for effect of reverse stock split on March 30, 2026) for aggregate gross proceeds of $21,000,000, before deducting offering expenses. The offering was closed on November 13, 2025.

On November 28, 2025, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company agreed to sell to the purchasers in a registered direct offering, an aggregate of 30,000,000 ordinary shares (1,200,000 ordinary shares retrospectively adjusted for effect of reverse stock split on March 30, 2026) for aggregate gross proceeds of $13,500,000, before deducting offering expenses. The offering was closed on December 3, 2025.

Share incentive plans

On January 9, 2024, the Compensation Committee of the Board of Directors of the Company granted a stock award of 340,000 ordinary shares (5 shares retrospectively adjusted for effect of reverse stock splits on February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026) of the Company to Mr. Wenshan Xie, Chief Executive Officer of the Company, pursuant to the Company’s 2023 Share Incentive Plans. For the year ended June 30, 2024, the Company issued 340,000 ordinary shares (5 shares retrospectively adjusted for effect of reverse stock splits on February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026) under the Share Incentive Plan.

On May 28, 2024, the Company registered an aggregate of 3,000,000 ordinary shares (173 shares retrospectively adjusted for effect of reverse stock splits on September 24, 2024, May 30, 2025 and March 30, 2026) to be issued pursuant to the Company’s 2024 Omnibus Equity Plan. For the year ended June 30, 2024, the Company issued 2,100,000 ordinary shares (173 shares retrospectively adjusted for effect of reverse stock splits on September 24, 2024, May 30, 2025 and March 30, 2026) under the equity plan.

On June 24, 2025, the Company registered an aggregate of 330,000 ordinary shares (13,200 shares retrospectively adjusted for effect of reverse stock split on March 30, 2026) to be issued pursuant to the Company’s 2025 Omnibus Equity Plan. For the year ended June 30, 2025, the Company issued 330,000 ordinary shares (13,200 shares retrospectively adjusted for effect of reverse stock split on March 30, 2026) to its directors under the equity plan.

Reverse stock splits

On September 22, 2023, the Company announced the effect of a one-for-ten reverse stock split of its ordinary shares approved by the Company’s extraordinary general meeting of shareholders with the market effective on September 25, 2023, such that the par value of each ordinary share is increased from US$0.02 to US$0.2. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On February 9, 2024, the Company announced the effect of a one-for-five reverse stock split of its ordinary shares approved by the Company’s extraordinary general meeting of shareholders with the market effective on February 14, 2024, such that the par value of each ordinary share is increased from US$0.2 to US$1. As a result of the one-for-five reverse stock split, each five pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On September 16, 2024, the Company’s extraordinary general meeting approved the resolution of a one-for-ten share consolidation with the market effective on September 24, 2024, such that the par value of each ordinary share is increased from US$1 to US$10. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On May 8, 2025, the Company’s extraordinary general meeting approved the resolution of a one-for-fifty share consolidation with the market effective on May 30, 2025, such that the par value of each ordinary share is increased from US$0.001 to US$0.05. As a result of the one-for-fifty reverse stock split, each fifty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On January 23, 2026, the Company’s shareholders at an extraordinary general meeting approved a share consolidation at a ratio ranging from one-for-two to one-for-eighty, with the final ratio to be determined by the board of directors. The Company subsequently implemented a one-for-twenty-five share consolidation, effective at the opening of trading on March 30, 2026, increasing the par value of each ordinary share from US$0.05 to US$1.25. As a result of the one-for-twenty-five reverse stock split, every twenty-five pre-split ordinary shares outstanding were automatically combined and converted into one issued and outstanding ordinary share without any action on the part of the shareholders. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split, and any fractional entitlements were rounded up to the nearest whole ordinary share.

Capital reorganization and reduction

On November 26, 2024, the shareholders of the Company approved the special resolutions of a capital reorganization, a capital reduction, and the change of authorized share capital of the Company as follows: (i) the par value of issued ordinary shares of par value US$10.00 each be reduced from US$10.00 to US$0.001 by cancelling the paid up share capital to the extent of US$9.999 per issued ordinary share by way of a reduction of capital so as to form new issued ordinary share(s) with par value of US$0.001 each immediately following the capital reduction becoming effective; (ii) the authorized share capital of the Company shall be changed from US$1,000,020,000 divided into (x) 100,000,000 shares designated as ordinary shares with a nominal or par value of US$10 per share and (y) 10,000,000 shares designated as preferred shares with a nominal or par value of US$0.002 per share to US$1,000,020,000 divided into (x) 1,000,000,000,000 shares designated as ordinary shares with a nominal or par value of US$0.001 each and (y) 10,000,000 shares designated as preferred shares with a nominal or par value of US$0.002 each.

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The reserved amounts as determined pursuant to PRC statutory laws totaled $664,100 and $664,100 as of June 30, 2026 and 2025, respectively.

Dividends

Dividends declared by the Company are based on the distributable profits as reported in its statutory financial statements reported in accordance with PRC GAAP, which may differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily from cash received from its operating activities in PRC. For the years ended June 30, 2026, 2025 and 2024, there were no Company dividend declared.